STOCK OPTIONS AND WARRANTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at the beginning	5,944,449	2,770,768	1,937,435
Grants	490,400	3,223,405	833,333
Forfeited	(112,750)	(49,724)
Outstanding at the end	6,322,099	5,944,449	2,770,768	1,937,435
Exercisable	4,550,722	3,766,093
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at the beginning	$ 3.12	$ 2.28	$ 2.10
Grants	7.37	3.87	2.67
Forfeited	6.38	3.30
Outstanding at the end	3.39	3.12	$ 2.28	$ 2.10
Exercisable	$ 2.97	$ 2.70
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	7 years 8 months 4 days	8 years 3 months 18 days		8 years 7 months 28 days
Grants		9 years 4 months 2 days	9 years 11 months 15 days
Outstanding at the end		8 years 3 months 18 days	8 years 3 months 10 days
Exercisable	7 years 3 months 25 days	7 years 9 months 25 days
Outstanding at the beginning	$ 25,478,339	$ 14,079,265	$ 10,179,515
Grants	4,527,654	11,399,074	3,899,750
Outstanding at the end	30,005,993	25,478,339	$ 14,079,265	$ 10,179,515
Exercisable at the end	$ 23,582,392	$ 17,587,909